Funded Status of Plans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Pension Plans, Defined Benefit
Other Postretirement Defined Benefit Plan, Liabilities	$ 107
Fair value of plan assets	2,550		2,522		2,334
Benefit obligations	(2,661)	[1]	(2,261)	[1]	(2,008)
Funded status	(111)		261
Other Postretirement Benefit Plans, Defined Benefit
Fair value of plan assets	161		165		161
Benefit obligations	(173)	[1]	(189)	[1]	(179)
Funded status	$ (12)		$ (24)

[1]	Includes $107 million of benefit obligations for the unfunded nonqualified supplemental pension plans.